Inventory (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Inventory included in cost of sales	$ 5,645,273	$ 8,626,522	$ 25,506,204	$ 17,465,610
Inventory write-down	$ 408,651		$ 408,651